Annual Total Returns (Bar Chart) (Invesco V.I. Global Health Care Fund, Series I shares, Invesco V.I. Global Health Care Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Global Health Care Fund | Series I shares, Invesco V.I. Global Health Care Fund
Annual Total Returns
'01	(12.59%)
'02	(24.45%)
'03	27.78%
'04	7.57%
'05	8.15%
'06	5.24%
'07	11.85%
'08	(28.62%)
'09	27.67%
'10	5.29%